INVESTMENT IN UNCONSOLIDATED ENTITIES	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Investments, All Other Investments [Abstract]
INVESTMENT IN UNCONSOLIDATED ENTITIES

NOTE 6 – INVESTMENT IN UNCONSOLIDATED ENTITIES, NET

In September 2021, the Company, Stemtech Corporation (“Stemtech”) and Globe Net Wireless Corp. (“GNTW”) entered into a Securities Purchase Agreement (the “SPA”) pursuant to which the Company invested $1.4 million in Stemtech in exchange for: (a) a Convertible Promissory Note in the amount of $1.4 million in favor of the Company (the “Convertible Note”) and (b) a detachable Warrant to purchase shares GNTW common stock (the “GNTW Warrant”). Stemtech is a subsidiary of GNTW. As an inducement to enter into the SPA, GNTW agreed to pay to the Company an origination fee of $500,000, payable in shares of GNTW’s common stock. The Convertible Note matures on September 9, 2024, bears interest at the annual rate of 10%, and is convertible, at the option of the holder, into shares of GNTW’s common stock at a conversion rate calculated based on the closing price per share of GNTW’s common stock during the 30-day period ended September 19, 2021. The GNTW Warrant expires on September 13, 2024 and conveys the right to purchase up to 1.4 million shares of GNTW’s common stock at a purchase price calculated based on the closing price per share of GTNW’s common stock during the 10-day period ended September 13, 2021. In September 2021, GNTW issued to the Company 154,173 shares of its common stock, or less than 1% of the shares of GNTW then issued and outstanding, in payment of the origination fee. In November 2021, Globe Net Wireless Corp. changed its corporate name to Stemtech Corporation. In connection therewith, the investee’s common stock is now traded under the symbol “STEK”.

The Company carries its investment in the Convertible Note, the GNTW Warrant and the shares of GNTW common stock at fair value in accordance with GAAP. During the three and nine months ended December 31, 2022, the Company recognized losses, before income tax, of $1.2 million and $4.9 million in connection with its investment in the Convertible Note, the GNTW Warrant and the shares of GNTW common stock.

In September 2021, the Company entered into a Membership Unit Purchase Agreement pursuant to which the Company acquired a 30.75% equity interest in MojiLife, LLC, a limited liability company organized in the State of Utah, in exchange for $1,537,000. MojiLife is an emerging growth distributor of technology-based consumer products for the home and car. MojiLife’s products include esthetically attractive, cordless scent diffusers for the home or for the car, as well as proprietary home cleaning products and accessories.

On a quarterly basis, the Company evaluates the recoverability of its investments and reviews current economic trends to determine the adequacy of its allowance for impairment losses based on each investee financial performance data and other relevant information. An estimate for impairment losses is recognized when recovery in full of the Company’s investment is no longer probable. Investment balances are written off against the allowance after the potential for recovery is considered remote. In March of 2022, the company impaired the MojiLife investment as the evaluation at such time determined the investment was not fully recoverable.

Investment in unconsolidated entities and securities consists of the following:

	December 31, 2022	March 31, 2022
Investment in detachable GNTW stock warrant	$126,000	$3,570,000
Investment in GNTW common stock	13,876	393,141
Investment in Stemtech convertible note	38,851	1,100,799
Investment in MojiLife, LLC	1,537,000	1,537,000
Subtotal	1,715,727	6,600,940
Less, allowance for impairment losses	(1,537,000)	(1,537,000)
	$178,727	$5,063,940

The following table reflects the activity in the allowance for impairment losses for the periods presented:

	December 31, 2022	March 31, 2022
Balance at beginning of period	$1,537,000	$-
Provision for estimated impairment losses	-	1,537,000
Balance at end of period	$1,537,000	$1,537,000

NOTE 9 – INVESTMENT IN UNCONSOLIDATED ENTITIES

In September 2021, the Company, Stemtech Corporation (“Stemtech”) and Globe Net Wireless Corp. (“GNTW”) entered into a Securities Purchase Agreement (the “SPA”) pursuant to which the Company invested $1.4 million in Stemtech in exchange for: (a) a Convertible Promissory Note in the amount of $1.4 million in favor of the Company (the “Convertible Note”) and (b) a detachable Warrant to purchase shares of GNTW common stock (the “GNTW Warrant”). Stemtech is a subsidiary of GNTW. As an inducement to enter into the SPA, GNTW agreed to pay to the Company an origination fee of $500,000, payable in shares of GNTW’s common stock. The Convertible Note matures on September 9, 2024, bears interest at the annual rate of 10%, and is convertible, at the option of the holder, into shares of GNTW’s common stock at a conversion rate calculated based on the closing price per share of GNTW’s common stock during the 30-day period ended September 19, 2021. The GNTW Warrant expires on September 13, 2024 and conveys the right to purchase up to 1.4 million shares of GNTW’s common stock at a purchase price calculated based on the closing price per share of GTNW’s common stock during the 10-day period ended September 13, 2021. In September 2021, GNTW issued to the Company 154,173 shares of its common stock, or less than 1% of the shares of GNTW then issued and outstanding, in payment of the origination fee.

The Company carries its investment in the Convertible Note, the GNTW Warrant and the shares of GNTW common stock at fair value in accordance with U.S. GAAP. During the fiscal year ended March 31, 2022, the Company recognized unrealized gains, before income tax, of $3.7 million in connection with its investment in the Convertible Note, the GNTW Warrant and the shares of GNTW common stock.

In September 2021, the Company entered into a Membership Unit Purchase Agreement pursuant to which the Company acquired a 30.75% equity interest in MojiLife, LLC, a limited liability company organized in the State of Utah, in exchange for $1,537,000. MojiLife is an emerging growth distributor of technology-based consumer products, such as cordless scent diffusers, for the home and the car, as well as proprietary home cleaning products and accessories.

Investment in unconsolidated entities consists of the following:

	As of March 31,
	2022	2021
Investment in detachable GNTW stock warrant	$3,570,000	$-
Investment in GNTW common stock	393,141	-
Investment in Stemtech convertible note	1,100,799	-
Investment in MojiLife, LLC	1,537,000	-
Subtotal	6,600,940	-
Less, allowance for impairment losses	(1,537,000)	-
	$5,063,940	$-

On a quarterly basis, the Company evaluates the recoverability of its investments and reviews current economic trends to determine the adequacy of its allowance for impairment losses based on each investee financial performance data and other relevant information. An estimate for impairment losses is recognized when recovery in fill of the Company’s investment is no longer probable. Investment balances are written off against the allowance after the potential for recovery is considered remote.

The following table reflects the activity in the allowance for impairment losses for the periods presented:

	Fiscal Year Ended March 31,
	2022	2021
Balance at beginning of fiscal year	$-	$-
Provision for estimated impairment losses	1,537,000	-
Balance at end of fiscal year	$1,537,000	$-